Summary of Significant Accounting Policies (Leases) - Additional Information (Detail)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013 RenewalOptions
Significant Accounting Policies [Line Items]
Operating lease period (years)		10 years
Lease renewal period, minimum (years)	5 years	5 years
Number of lease extension periods		1
Operating lease agreement extension term (years)	10 years	10 years